Stock-based Compensation (Details 4)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the employee stock option grants
Risk-free interest rate	1.70%	1.80%	1.80%
Volatility	77.00%	77.00%	77.10%	87.80%
Expected term (in years)	6 years 2 months 16 days	6 years 3 months	6 years 3 months	6 years 3 months